COMMON STOCK AND DIVIDENDS, Common Stock Structure and Shares' Public Offer (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025 ARS ($) Vote $ / shares shares	Dec. 31, 2024 Vote $ / shares shares	Dec. 31, 2023 Vote $ / shares shares
Common stock structure and shares [Abstract]
Outstanding shares (in shares)			752,761,058	752,761,058
Number of shares represents for each share on New York Stock Exchange (in shares)		5
Reduction of issued capital | $	[1]	$ 0
Class "A" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)			405,192,594	405,192,594
Face value common shares class (in pesos per share) | $ / shares		$ 1	$ 1	$ 1
Number of votes for common stock | Vote		1	1	1
Class "B" [Member]
Common stock structure and shares [Abstract]
Outstanding shares (in shares)			347,568,464	347,568,464
Face value common shares class (in pesos per share) | $ / shares		$ 1	$ 1	$ 1
Number of votes for common stock | Vote		1	1	1
Treasury stock cancelled (in shares)		41,734,225
Treasury stock cancelled, nominal value | $		$ 41,734
Common Stock [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)		752,761,058	794,495,283	794,495,283
Reduction of issued capital | $	[1]	$ 0
Common Stock [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)		405,192,594	405,192,594	405,192,594
Common Stock [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)		347,568,464	389,302,689	389,302,689
Treasury Shares [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)			41,734,225	41,734,225
Treasury Shares [Member] | Class "A" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)			0	0
Treasury Shares [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Shares issued (in shares)			41,734,225	41,734,225
Shareholders Contributions, Inflation Adjustment to Common Stock [Member]
Common stock structure and shares [Abstract]
Reduction of issued capital | $	[1]	$ 0
Shareholders Contributions, Inflation Adjustment to Common Stock [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Reduction of issued capital | $		53,821,656
Additional Paid-up Capital [Member]
Common stock structure and shares [Abstract]
Reduction of issued capital | $	[1]	43,591,689
Additional Paid-up Capital [Member] | Class "B" [Member]
Common stock structure and shares [Abstract]
Reduction of issued capital | $		$ 43,591,689

[1]	See Note 19 to these consolidated financial statements.